Summary of Significant Accounting Policies (Details 6) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Net Income (Loss) Per Share
Anti-dilutive common stock equivalents excluded from the calculation of diluted net income (loss) per share (in shares)	21,336	22,650	22,325	22,530	23,028	874
Outstanding stock options
Net Income (Loss) Per Share
Anti-dilutive common stock equivalents excluded from the calculation of diluted net income (loss) per share (in shares)	3,667	3,352	3,690	3,232	3,730
Common stock warrants
Net Income (Loss) Per Share
Anti-dilutive common stock equivalents excluded from the calculation of diluted net income (loss) per share (in shares)	881	884	874	884	884	874
Preferred stock
Net Income (Loss) Per Share
Anti-dilutive common stock equivalents excluded from the calculation of diluted net income (loss) per share (in shares)	16,658	18,166	17,609	18,166	18,166
Preferred stock warrants
Net Income (Loss) Per Share
Anti-dilutive common stock equivalents excluded from the calculation of diluted net income (loss) per share (in shares)	130	248	152	248	248